TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 11 - TAXES ON INCOME

a.	Tax laws applicable to the Company and its subsidiaries

Taxation in the United States

InspireMD, Inc. is taxed under U.S. tax laws. Accordingly, the applicable corporate tax rate is 34%.

Taxation in Israel

InspireMD Ltd. is taxed under the Israeli Income Tax Ordinance as a corporate tax rate of 26.5%.

Taxation in Germany

InspireMD GmbH is taxed according to the tax laws in Germany. Accordingly, the applicable tax rates are corporate tax rate of 15.825% and trade tax rate of 17.15%.

Taxation in UK

InspireMD UK is taxed according to the tax laws in the UK. Accordingly, the applicable tax rate is a corporate tax rate of 20%.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law”):

1.	InspireMD Ltd. has been granted a “Beneficiary Enterprises” status under the Investment Law including Amendment No. 60 thereof, which became effective in April 2005.

The tax benefits derived from any such Beneficiary Enterprise relate only to taxable profits attributable to the specific program of investment to which the status was granted.

The main benefit, to which InspireMD Ltd. is entitled, conditional upon the fulfilling of certain conditions stipulated by the above law, is a two-year exemption and five years of a reduced tax rate of 25% from tax on income derived from beneficiary activities in facilities in Israel. The two-year exemption starts only when the Company starts to pay taxes after using all carryforward tax losses. The tax benefit period is twelve years from the year of election, which means that after a year of election, the two-year exemption and five years of reduced tax rate can only be used within the next twelve years. The Company elected the year 2007, as a year of election and 2011 as an additional year of election.

In the event of a distribution of tax-exempt income attributable to "Beneficiary Enterprises" as a cash dividend, the Company will be required to pay tax at a rate of 25% on the amount distributed. In addition, dividends originating from income attributable to the "Beneficiary Enterprises" will be subject to a 15% withholding tax.

Should InspireMD Ltd. derive income from sources other than the “Beneficiary Enterprises” during the period of benefits, such income shall be taxable at the regular corporate tax rate.

2.	Conditions for entitlement to the benefits

The entitlement to the above benefits is conditional upon InspireMD Ltd. fulfilling the conditions stipulated by the law, regulations published thereunder and the instruments of approval for the specific investments in approved assets. In the event of failure to comply with these conditions, the benefits may be cancelled and InspireMD Ltd. may be required to refund the amount of the benefits, in whole or in part, with the addition of interest.

The Company opted not to apply for Preferred Enterprise status.

c.	Carry forward tax losses

As of December 31, 2015, InspireMD Ltd. had a net carry forward tax loss of approximately $52 million. Under Israeli tax laws, the carry forward tax losses can be utilized indefinitely. The Company had a net carry forward tax loss of approximately $29 million. Under U.S. tax laws, the Company’s tax losses can be utilized two years back and twenty years forward. As such the Company's carry forward tax losses will begin to expire on December 31, 2031.

d.	Loss before income taxes

The components of loss before income taxes are as follows:

	Year ended December 31,
	2015	2014
	($ in thousands)
Profit (loss) before taxes on income:
InspireMD, Inc.	$(6,131)	$(11,671)
Subsidiaries	(9,450)	(13,412)
	$(15,581)	$(25,083)

Current taxes on income

The following is a reconciliation of the theoretical tax expense, assuming all income was taxed at the regular tax rates applicable to the Company in the U.S. and the actual tax expense:

	Year ended December 31,
	2015	2014
	($ in thousands)

Loss before taxes on income, as reported in the statements of operations	$15,581	$25,083

Theoretical tax benefit	(5,297)	(8,529)
Decrease in tax benefit resulting from permanent differences	273	390
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate, and other	716	2,038
Difference between income reported for tax purposes and income for financial reporting purposes — net	50	1,100
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate	(53)	(73)
Change in corporate tax rates		-
Change in valuation allowance	4,315	5,086
	$4	$12

As of December 31, 2015 and 2014, the Company determined that it was more likely than not that the benefit of the operating losses would not be realized and consequently, management concluded that full valuation allowances should be established regarding the Company’s deferred tax assets.

The changes in the valuation allowance for the year ended December 31, 2015 and 2014 were as follows:

	Year ended December 31,
	2015	2014
	($ in thousands)
Balance at the beginning of the year	$24,655	$19,569
Changes during the year	4,315	5,086
Balance at the end of the year	$28,970	$24,655

e.	Accounting for Uncertain Tax position

The Company has no uncertain tax positions as of December 31, 2015.

All of the above amounts of unrecognized tax benefits would affect the effective tax rate if recognized.

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Years
U.S.	2012-2015
Israel	2012-2015
Germany	2010-2015
United Kingdom	2014-2015

f.	Deferred income tax:

	December 31,
	2015	2014
	($ in thousands)

Short-term:
Allowance for doubtful accounts	$74	$89
Provision for vacation and recreation pay	105	59
	179	148
Long-term:
R&D expenses	1,326	1,738
Share-based compensation	3,737	2,990
Carry forward tax losses	23,674	19,729
Accrued severance pay, net	54	50
	28,791	24,507
Less-valuation allowance	(28,970)	(24,655)
	$-	$-